EQUITY (Details Narrative) - BRL (R$)		12 Months Ended
	Jul. 22, 2009	Dec. 31, 2021
Equity
Capital subscribed and paid		R$ 12,553,418
Number of shares issued		812,473,246
Public offering expenses, net	R$ 92,947
Accumulted losses		R$ 437,384
Common shares purchased		1,232,300
Common shares value		R$ 27,721